RISK MANAGEMENT - Stage 3 loans and advances by evaluation type (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Financial assets	$ 37,570,270	$ 25,674,195
Consumer
RISK MANAGEMENT
Financial assets	55,816,000
Mortgage
RISK MANAGEMENT
Financial assets	41,742,000
Small Business Loans
RISK MANAGEMENT
Financial assets	1,352,000
Stage Three
RISK MANAGEMENT
Financial assets	1,318,452	1,031,773
Stage Three | Commercial
RISK MANAGEMENT
Financial assets	411,279	425,479
Stage Three | Mortgage
RISK MANAGEMENT
Financial assets	472,538	289,618
Stage Three | Financial Leases
RISK MANAGEMENT
Financial assets	434,635	316,676
Stage Three | Individual assessed
RISK MANAGEMENT
Financial assets	$ 6,526,561	5,761,100
Percentage of loan portfolio in default	2.30%
Stage Three | Individual assessed | Commercial
RISK MANAGEMENT
Financial assets	$ 6,007,099	5,198,384
Stage Three | Individual assessed | Financial Leases
RISK MANAGEMENT
Financial assets	519,462	562,716
Stage Three | Collective assessed
RISK MANAGEMENT
Financial assets	10,984,759	9,774,997
Stage Three | Collective assessed | Commercial
RISK MANAGEMENT
Financial assets	3,938,457	3,261,548
Stage Three | Collective assessed | Consumer
RISK MANAGEMENT
Financial assets	4,000,063	4,124,087
Stage Three | Collective assessed | Mortgage
RISK MANAGEMENT
Financial assets	1,963,091	1,411,106
Stage Three | Collective assessed | Financial Leases
RISK MANAGEMENT
Financial assets	997,998	868,113
Stage Three | Collective assessed | Small Business Loans
RISK MANAGEMENT
Financial assets	85,150	110,143
ECL | Stage Three | Individual assessed
RISK MANAGEMENT
Financial assets	3,733,979	3,141,336
ECL | Stage Three | Individual assessed | Commercial
RISK MANAGEMENT
Financial assets	3,443,047	2,825,357
ECL | Stage Three | Individual assessed | Financial Leases
RISK MANAGEMENT
Financial assets	290,932	315,979
ECL | Stage Three | Collective assessed
RISK MANAGEMENT
Financial assets	7,597,019	6,849,462
ECL | Stage Three | Collective assessed | Commercial
RISK MANAGEMENT
Financial assets	2,854,636	2,401,344
ECL | Stage Three | Collective assessed | Consumer
RISK MANAGEMENT
Financial assets	3,482,791	3,460,299
ECL | Stage Three | Collective assessed | Mortgage
RISK MANAGEMENT
Financial assets	761,031	553,370
ECL | Stage Three | Collective assessed | Financial Leases
RISK MANAGEMENT
Financial assets	444,282	356,526
ECL | Stage Three | Collective assessed | Small Business Loans
RISK MANAGEMENT
Financial assets	$ 54,279	$ 77,923